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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Hammond Associates Institutional Fund Advisors, Inc.
Address:                 101 South Hanley Rd., Third Floor
                         St. Louis, MO 63105

Form 13F File Number 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Mr. Russell O. LaMore
Title:               Vice-President
Phone:               (314) 746-1620

Signature, Place, and Date of Signing:

                             St. Louis, Missouri
-------------------          -------------------          -------------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):             [ ] 13F HOLDINGS REPORT
                                           [ ] 13F NOTICE
                                           [X] 13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

Name                                   13F File Number:
----------------------------------     ----------------
AllianceBernstein L.P.                 028-10562
Atalanta Sosnoff Capital, LLC          028-01162
Capstone Asset Management Company      028-02180
DSM Capital Partners, LLC              028-10309
Income Research & Management           028-10329
Jensen Investment Management, Inc.     028-03495
Stralem & Company, Inc.                028-05653

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            7

Form 13F Information Table Entry Total:       48

Form 13F Information Table Value Total:       $80,466

List of Other Included Managers:              AllianceBernstein L.P.
                                              Atalanta Sosnoff Capital, LLC
                                              Capstone Asset Management Company
                                              DSM Capital Partners, LLC
                                              Income Research & Management
                                              Jensen Investment Management, Inc.
                                              Stralem & Company, Inc

                           FORM 13F INFORMATION TABLE

      COLUMN 1           COLUMN 2     COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
                         TITLE OF                  VALUE    SHRS OR     SH/     PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER          CLASS        CUSIP     (x$1000)  PRN AMT     PRN     CALL  DISCRETION  MANAGER   SOLE    SHARED   NONE
---------------------  -------------  ---------  ---------  --------  --------  ----  ----------  -------  -------  ------  -------
Adams Express Co.      COM            006212104      2229    242,040  SH              SOLE        N/A      242,040
Apac Customer
Services Inc.          COM            00185E106       803     94,185  SH              SOLE        N/A       94,185
ASA Limited            SHS            G3156P103       212      7,845  SH              SOLE        N/A        7,845
BJ S Wholesale Club
Inc CMN                COM            05548J106       817     15,957  SH              SOLE        N/A       15,957
Blackboard Inc.        COM            091935502       810     18,158  SH              SOLE        N/A       18,158
Cephalon Inc.          COM            156708109       821     10,177  SH              SOLE        N/A       10,177
Credit Suisse ETN F    ETN            22542D852      1217     55,278  SH              SOLE        N/A       55,278
DPL Inc.               COM            254546104       809     26,809  SH              SOLE        N/A       26,809
EMDEON
INC-Class A            COM            29084T104       773     41,118  SH              SOLE        N/A       41,118
Global Inds Ltdcmn     COM            379336100       738     93,135  SH              SOLE        N/A       93,135
Goodrich Corp          COM            382388106       721      5,971  SH              SOLE        N/A        5,971
iShares MSCI           MSCI CDA
CDA Index              INDEX          464286509      3277    128,563  SH              SOLE        N/A      128,563
iShares MSCI           MSCI GRW
Growth Index           IDX            464288885       633     12,694  SH              SOLE        N/A       12,694
iShares S&P N.         S&P NA NAT
American Fd.           RES            464287374       708     21,150  SH              SOLE        N/A       21,150
iShares TR MSCI        MSCI EAFE
EAFE Fund              INDEX          464287465      1015     21,250  SH              SOLE        N/A       21,250
Japan Smaller
Cap Fund               COM            47109U104       813    109,115  SH              SOLE        N/A      109,115
Kinetic Concepts
Inc.                   COM            49460W208       772     11,729  SH              SOLE        N/A       11,729
JP Morgan Exch         ALERIAN ML
Traded Nt              ETN            46625H365      3567    104,762  SH              SOLE        N/A      104,762
Market Vectors Gold    GOLD MINER
Miners ETF             ETF            57060U100       557     10,092  SH              SOLE        N/A       10,092
Motorola Mobility
Holdings               COM            620097105       730     19,326  SH              SOLE        N/A       19,326
Ness Technologies      COM            64104X108       784    102,455  SH              SOLE        N/A      102,455
Netlogic Microsystems
Inc.                   COM            64118B100       729     15,144  SH              SOLE        N/A       15,144
News Corp CL A         COM            65248E104       165     10,671  SH              SOLE        N/A       10,671
NICOR                  COM            654086107       830     15,085  SH              SOLE        N/A       15,085
Orchid Cellmark Inc.   COM            68573C107       781    291,598  SH              SOLE        N/A      291,598
Sector SPDR Util
Select                 SBI-INT-UTILS  81369Y886      1212     36,059  SH              SOLE        N/A       36,059
Temple Inland Inc.     COM            879868107       734     23,387  SH              SOLE        N/A       23,387
                       ALERIAN
UBS Ag Jersey 2040 F   INFRST         902641646      1263     43,808  SH              SOLE        N/A       43,808
Wisdomtree
Emerging               EMERG MKTS
Mkts High              ETF            97717W315       507     10,700  SH              SOLE        N/A       10,700
Varian Semiconductor
Equip.                 COM            922207105       802     13,127  SH              SOLE        N/A       13,127
Vanguard Div.
Appreciation           DIV APP ETF    921908844      3250     66,590  SH              SOLE        N/A       66,590

      COLUMN 1           COLUMN 2     COLUMN 3    COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
                         TITLE OF                  VALUE    SHRS OR     SH/     PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER          CLASS        CUSIP     (x$1000)  PRN AMT     PRN     CALL  DISCRETION  MANAGER   SOLE    SHARED   NONE
---------------------  -------------  ---------  ---------  --------  --------  ----  ----------  -------  -------  ------  -------
Vanguard Emerging      MSCI EMR
Mkt.                   MKT ETF        922042858      1571     43,847  SH              SOLE        N/A       43,847
Vanguard Growth
Index ETF              GROWTH ETF     922908736       492      8,800  SH              SOLE        N/A        8,800
iShares IBOXX          IBOXX INV
Bond Fund              CPBD           464287242      1755     15,626  SH              SOLE        N/A                        15,626
iShares Japan
Index                  MSCI JAPAN     464286848      5591    591,015  SH              SOLE        N/A                       591,015
iShares MSCI           MSCI CDA
CDA Index              INDEX          464286509      3855    151,236  SH              SOLE        N/A                       151,236
iShares MSCI           MSCI EAFE
EAFE Index             INDEX          464287465       218      4,563  SH              SOLE        N/A                         4,563
iShares MSCI           MSCI GRW
Growth Index           IDX            464288885     11819    237,139  SH              SOLE        N/A                       237,139
iShares S&P N.         S&P NA NAT
American Fd.           RES            464287374     11365    339,659  SH              SOLE        N/A                       339,659
Market Vectors Gold    GOLD MINER
Miners ETF             ETF            57060U100       654     11,850  SH              SOLE        N/A                        11,850
SPDR S&P 500 ETF       TR UNIT        78462F103       851      7,521  SH              SOLE        N/A                         7,521
Spider Gold
Trust ETF              GOLD SHS       78463V107      1368      8,655  SH              SOLE        N/A                         8,655
Vanguard Div.
Appreciation           DIV APP ETF    921908844       607     12,449  SH              SOLE        N/A                        12,449
Vanguard Emerging      MSCI EMR
Mkt.                   MKT ETF        922042858      3907    109,042  SH              SOLE        N/A                       109,042
Vanguard MSCI          MSCI EUROPE
Europ. ETF             ETF            922042874       321      7,895  SH              SOLE        N/A                         7,895
Vanguard Growth
Index ETF              GROWTH ETF     922908736      1008     18,019  SH              SOLE        N/A                        18,019
Vanguard S&P           S&P 500
500 ETF                ETF SH         922908413       320      6,182  SH              SOLE        N/A                         6,182
Vanguard REIT          REIT ETF       922908553      1685     33,124  SH              SOLE        N/A                        33,124

TOTAL                                              80,466